Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 75,040	$ 49,659	$ 19,980
Forfeited during the year	(327,217)	(294,541)
Share purchase plan
Share-based payments
Shares outstanding	5,805,311	5,115,191	3,553,295	820,088
Compensation expense recorded in the consolidated statement of operations | $	$ 75,040	$ 49,659	$ 19,980
Forfeited during the year	(327,217)	(173,090)	(121,451)
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	2,979,412
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	1,819,440
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	1,006,459